Other Income (Expense), Net	12 Months Ended
Jan. 31, 2011
Other Income (Expense), Net
Other Income (Expense), Net

Note 12—Other Income (Expense), Net:

The components of other income (expense), net for the three years ended January 31, 2011 were as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Impairment losses on investments	$(4)	$(1)	$(14)
Net gain on sale of other investments	5	3	6
Equity interest in earnings and impairment losses on investments in unconsolidated affiliates, net	—	1	(9)
Other	1	3	2

Total other income (expense), net	$2	$6	$(15)

In fiscal 2009, the Company recognized $29 million of impairment losses on its ownership interests in Danet GmbH and certain private equity securities held by its venture capital subsidiary. These impairments were due to other-than-temporary declines in their fair values caused by poor business performance, contraction in credit markets and general declines in global economic conditions. As of January 31, 2011, the carrying value of the Company's investments was $13 million.